OPERATING LEASE- Maturities of lease liabilities (Details) - Previous Lease Standard ("ASC 840") [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
2022	¥ 6,098
2023	2,872
2024	102
Total operating lease payments	9,072
Less: imputed interest	(378)
Total	¥ 8,694	¥ 15,297